Consolidated Balance Sheets In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Current assets
Cash and cash equivalents	$ 105	5,709	2,758
Short-term bank deposits	63	3,415	181
Investments (at fair value)	104	5,689
Accounts receivable (net of allowances of Rs. 3,267 million and Rs. 4,157 million as of March 31, 2012 and 2013) (includes Rs. 1,472 million and Rs. 1,550 million as of March 31, 2012 and 2013 due from related parties)	589	32,110	26,212
Prepaid expenses and other current assets (net of allowances of Rs. 687 million and Rs. 719 million, as of March 31, 2012 and 2013) (includes Rs. 98 million and Rs. 275 million as of March 31, 2012 and 2013 due from related parties)	146	7,948	7,573
Total current assets	1,007	54,871	36,724
Investments (at cost)	75	4,109	4,104
Investments in equity method investees		17	313
Property, plant and equipment, net	2,564	139,810	141,093
Intangible assets, net	105	5,724	6,047
Goodwill	498	27,150	29,430
Advance income taxes (net)	259	14,093	17,167
Other non-current assets (includes Rs. 2,899 million and Rs. 1,741 million as of March 31, 2012 and 2013 due from related parties)	201	10,982	12,103
Total assets	4,709	256,756	246,981
Current liabilities
Accounts payable (includes Rs. 1,182 million and Rs. 2,324 million as of March 31, 2012 and 2013 due to related parties)	556	30,321	28,409
Short-term debt and current portion of long-term debt	580	31,642	16,117
Accrued expenses and other current liabilities (includes Rs. 1,552 million and Rs. 1,406 million as of March 31, 2012 and 2013 due to related parties)	467	25,482	23,296
Total current liabilities	1,603	87,445	67,822
Long-term debt, net of current portion	1,771	96,559	99,330
Other non-current liabilities (includes Rs. 1,741 million and Rs. 2,845 million as of March 31, 2012 and 2013 due to related parties)	857	46,713	40,729
Total liabilities	4,231	230,717	207,881
Commitments and contingencies (See Note 29)
Shareholders' equity
Equity shares par value Rs. 10 each Authorized: 400,000,000 shares Issued and outstanding 285,000,000 shares as of March 31, 2012 and 2013	52	2,850	2,850
Additional paid-in-capital	273	14,885	15,506
Retained earnings	306	16,684	23,549
Accumulated other comprehensive loss	(171)	(9,352)	(4,359)
Total Tata Communications Limited shareholders' equity	460	25,067	37,546
Non-controlling interest in subsidiary	18	972	1,554
Total shareholders' equity	478	26,039	39,100
Total liabilities and shareholders' equity	$ 4,709	256,756	246,981